UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------

Check here if Amendment [x]: Amendment Number:            1
                                                -----------------------

         This Amendment (Check only one):   |x| is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:


Name:      KBW, Inc.
Address:   787 Seventh Avenue
           4th Floor
           New York, NY 10019

Form 13F File Number: 028-13960
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Kleinman
Title:     Secretary and General Counsel
Phone:     (212) 887-6788

Signature, Place and Date of Signing:


       /s/ Mitchell Kleinman           New York, New York      November 12, 2010
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           140
                                                          -------------------

Form 13F Information Table Value Total:                       $ 191,217
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                               KBW, INC.
                                                               FORM 13F
                                                    Quarter Ended June 30, 2010

----------------------------  ----------------  --------- -------- ---------------------  ----------  -------- -------------------
                                                           VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------------  --------- -------- ---------   ---  ----  ----------  -------- ------- ------ ----
ABINGTON BANCORP INC          COM               00350L109    1,081   124,000   SH         DEFINED              124,000
ACE LTD                       SHS               H0023R105      360     7,000   SH         DEFINED                7,000
ACE LTD                       SHS               H0023R105    1,853    36,000   SH   CALL  DEFINED               36,000
AFLAC INC                     COM               001055102      768    18,000   SH         DEFINED               18,000
ALLIANCE DATA SYSTEMS CORP    COM               018581108      476     8,000   SH         DEFINED                8,000
ALLIED WRLD ASSUR COM HLDG L  SHS               G0219G203    1,089    24,000   SH         DEFINED               24,000
ALTERRA CAPITAL HOLDINGS LIM  COM               G0229R108    4,068   216,614   SH         DEFINED              216,614
AMERICA FIRST TAX EX IVS L P  BEN UNIT CTF      02364V107    1,738   320,000   SH         DEFINED              320,000
AMERICAN CAP LTD              COM               02503Y103      145    30,100   SH         DEFINED               30,100
AMERICAN CAPITAL AGENCY CORP  COM               02503X105      317    12,000   SH   PUT   DEFINED               12,000
AMERICAN EQTY INVT LIFE HLD   COM               025676206      206    20,000   SH         DEFINED               20,000
AMERICAN INTL GROUP INC       COM NEW           026874784      517    15,000   SH   PUT   DEFINED               15,000
AMERIPRISE FINL INC           COM               03076C106      253     7,000   SH         DEFINED                7,000
ANNALY CAP MGMT INC           NOTE 4.000% 2/1   035710AA0    3,267 3,180,000   PRN        DEFINED                             NONE
AON CORP                      COM               037389103      631    17,000   SH         DEFINED               17,000
APOLLO INVT CORP              COM               03761U106      333    35,700   SH         DEFINED               35,700
ARCHER DANIELS MIDLAND CO     COM               039483102      697    27,000   SH         DEFINED               27,000
BANCO BILBAO VIZCAYA ARGENTA  SPONSORED ADR     05946K101      309    30,000   SH   CALL  DEFINED               30,000
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146    2,499   326,500   SH         DEFINED              326,500
BANK OF AMERICA CORPORATION   COM               060505104    1,293    90,000   SH         DEFINED               90,000
BANK OF NEW YORK MELLON CORP  COM               064058100    1,481    60,000   SH   CALL  DEFINED               60,000
BANK OF NEW YORK MELLON CORP  COM               064058100    4,555   184,500   SH         DEFINED              184,500
BAR HBR BANKSHARES            COM               066849100      856    34,301   SH         DEFINED               34,301
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527      655    21,000   SH         DEFINED               21,000
BENEFICIAL MUTUAL BANCORP IN  COM               08173R104      305    30,898   SH         DEFINED               30,898
BOSTON PRIVATE FINL HLDGS IN  COM               101119105    2,620   407,407   SH         DEFINED              407,407
BP PLC                        SPONSORED ADR     055622104    1,155    40,000   SH   PUT   DEFINED               40,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104    1,525    67,400   SH         DEFINED               67,400
CAPE BANCORP INC              COM               139209100    1,040   145,500   SH         DEFINED              145,500
CAPITAL ONE FINL CORP         *W EXP 11/14/201  14040H139    2,958   193,899   SH         DEFINED              193,899
CAPITAL ONE FINL CORP         COM               14040H105      955    23,700   SH         DEFINED               23,700
CARVER BANCORP INC            COM               146875109      973   142,500   SH         DEFINED              142,500
CENTENE CORP DEL              COM               15135B101      452    21,000   SH         DEFINED               21,000
CENTER FINL CORP CALIF        COM               15146E102      971   188,580   SH         DEFINED              188,580
CENTERSTATE BANKS INC         COM               15201P109      197    19,568   SH         DEFINED               19,568
CHICOPEE BANCORP INC          COM               168565109      657    56,114   SH         DEFINED               56,114
CHIMERA INVT CORP             COM               16934Q109    1,444   400,000   SH         DEFINED              400,000
CIT GROUP INC                 COM NEW           125581801    3,264    96,400   SH         DEFINED               96,400
CITIGROUP INC                 UNIT 99/99/9999   172967416    2,825    25,000   SH         DEFINED               25,000
COLONY FINL INC               COM               19624R106    1,352    80,000   SH         DEFINED               80,000
COMERICA INC                  COM               200340107      667    18,100   SH         DEFINED               18,100
COMMUNITY BANKERS TR CORP     COM               203612106      820   366,100   SH         DEFINED              366,100
COVENTRY HEALTH CARE INC      COM               222862104      424    24,000   SH         DEFINED               24,000
CYPRESS SHARPRIDGE INVTS INC  COM               23281A307    1,950   154,000   SH         DEFINED              154,000
DEVELOPERS DIVERSIFIED RLTY   COM               251591103      350    35,384   SH         DEFINED               35,384
DIREXION SHS ETF TR           DLY FIN BULL NEW  25459W516      477    25,000   SH         DEFINED               25,000
DISCOVER FINL SVCS            COM               254709108    2,549   182,300   SH         DEFINED              182,300
EAGLE BANCORP INC MD          COM               268948106      689    58,500   SH         DEFINED               58,500
EAST WEST BANCORP INC         COM               27579R104      246    16,136   SH         DEFINED               16,136
FBR CAPITAL MARKETS CORP      COM               30247C301    1,186   356,300   SH         DEFINED              356,300
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200      286    14,111   SH         DEFINED               14,111
FIFTH THIRD BANCORP           COM               316773100      183    14,928   SH         DEFINED               14,928
FIRST BANCORP P R             COM               318672102       21    38,900   SH         DEFINED               38,900
FIRST CALIFORNIA FINANCIAL G  COM NEW           319395109    1,491   554,116   SH         DEFINED              554,116
FIRST CLOVER LEAF FIN CORP    COM               31969M105      108    16,547   SH         DEFINED               16,547
FIRST CMNTY BANCSHARES INC N  COM               31983A103      639    43,466   SH         DEFINED               43,466
FIRST FINL HLDGS INC          COM               320239106      538    47,000   SH         DEFINED               47,000
FIRST MIDWEST BANCORP DEL     COM               320867104      711    58,434   SH         DEFINED               58,434
FIRSTMERIT CORP               COM               337915102      351    20,503   SH         DEFINED               20,503
FRANKLIN RES INC              COM               354613101      603     7,000   SH         DEFINED                7,000
GLEACHER & CO INC             COM               377341102       74    28,918   SH         DEFINED               28,918
GLOBAL PMTS INC               COM               37940X102      314     8,600   SH         DEFINED                8,600
GOLDMAN SACHS GROUP INC       COM               38141G104    1,313    10,000   SH         DEFINED               10,000
GREENHILL & CO INC            COM               395259104      611    10,000   SH         DEFINED               10,000
HARTFORD FINL SVCS GROUP INC  COM               416515104    2,080    94,000   SH         DEFINED               94,000
HATTERAS FINL CORP            COM               41902R103      835    30,000   SH   PUT   DEFINED               30,000
HCC INS HLDGS INC             COM               404132102      495    20,000   SH         DEFINED               20,000
HERITAGE FINL CORP WASH       COM               42722X106      648    43,300   SH         DEFINED               43,300
HILLTOP HOLDINGS INC          COM               432748101    1,121   112,000   SH         DEFINED              112,000
HOME FED BANCORP INC MD       COM               43710G105      559    44,234   SH         DEFINED               44,234
INVESTORS BANCORP INC         COM               46146P102      131    10,000   SH         DEFINED               10,000
JANUS CAP GROUP INC           COM               47102X105      355    40,000   SH         DEFINED               40,000
JEFFERIES GROUP INC NEW       COM               472319102      991    47,000   SH   CALL  DEFINED               47,000
JPMORGAN CHASE & CO           *W EXP 10/28/201  46634E114    3,398   268,900   SH         DEFINED              268,900
JPMORGAN CHASE & CO           COM               46625H100    8,695   237,500   SH         DEFINED              237,500
KENNEDY-WILSON HLDGS INC      COM               489398107    2,363   234,000   SH         DEFINED              234,000
KINGSWAY FINL SVCS INC        COM               496904103    1,108   644,000   SH         DEFINED              644,000
KKR FINANCIAL HLDGS LLC       COM               48248A306    1,246   167,000   SH         DEFINED              167,000
KNIGHT CAP GROUP INC          CL A COM          499005106      827    60,000   SH         DEFINED               60,000
LAZARD LTD                    SHS A             G54050102      601    22,500   SH         DEFINED               22,500
LENDER PROCESSING SVCS INC    COM               52602E102    1,378    44,000   SH         DEFINED               44,000
LINCOLN NATL CORP IND         COM               534187109    2,162    89,000   SH         DEFINED               89,000
M & T BK CORP                 COM               55261F104    1,274    15,000   SH   CALL  DEFINED               15,000
MARSHALL & ILSLEY CORP NEW    COM               571837103    1,364   190,000   SH         DEFINED              190,000
MASTERCARD INC                CL A              57636Q104    3,991    20,000   SH         DEFINED               20,000
MAXTOR CORP                   NOTE 2.375% 8/1   577729AE6    2,001 2,000,000   PRN        DEFINED                             NONE
MCG CAPITAL CORP              COM               58047P107      584   121,000   SH         DEFINED              121,000
METLIFE INC                   COM               59156R108    4,003   106,000   SH         DEFINED              106,000
MF GLOBAL HLDGS LTD           COM               55277J108      714   125,000   SH         DEFINED              125,000
MGIC INVT CORP WIS            COM               552848103      475    69,000   SH         DEFINED               69,000
MSCI INC                      CL A              55354G100      658    24,000   SH         DEFINED               24,000
NELNET INC                    CL A              64031N108      289    15,000   SH         DEFINED               15,000
NEW ENGLAND BANCSHARES INC C  COM NEW           643863202    1,283   166,844   SH         DEFINED              166,844
NEW YORK CMNTY BANCORP INC    COM               649445103      190    12,432   SH         DEFINED               12,432
NEW YORK MTG TR INC           COM PAR $.02      649604501    1,201   181,400   SH         DEFINED              181,400
NEWSTAR FINANCIAL INC         COM               65251F105    3,597   565,600   SH         DEFINED              565,600
NORTHWEST BANCSHARES INC MD   COM               667340103      730    63,601   SH         DEFINED               63,601
OMNIAMERICAN BANCORP INC      COM               68216R107      459    40,633   SH         DEFINED               40,633
ORIENTAL FINL GROUP INC       COM               68618W100    3,223   254,560   SH         DEFINED              254,560
PACIFIC CONTINENTAL CORP      COM               69412V108      793    83,700   SH         DEFINED               83,700
PARTNERRE LTD                 COM               G6852T105    1,024    14,600   SH         DEFINED               14,600
PENNANTPARK INVT CORP         COM               708062104      507    53,100   SH         DEFINED               53,100
PENNYMAC MTG INVT TR          COM               70931T103    2,767   174,000   SH         DEFINED              174,000
PEOPLES UNITED FINANCIAL INC  COM               712704105    7,452   552,000   SH         DEFINED              552,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100      435    12,000   SH         DEFINED               12,000
PMA CAP CORP                  CL A              693419202    1,284   196,022   SH         DEFINED              196,022
PMI GROUP INC                 NOTE 4.500% 4/1   69344MAK7       68   100,000   PRN        DEFINED                             NONE
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121    1,700   146,700   SH         DEFINED              146,700
POPULAR INC                   COM               733174106    2,196   819,227   SH         DEFINED              819,227
POWERSHS DB MULTI SECT COMM   DB OIL FUND       73936B507      714    30,000   SH         DEFINED               30,000
PRICE T ROWE GROUP INC        COM               74144T108      692    15,600   SH         DEFINED               15,600
PROSHARES TR                  SHT KBW REGBNK    74347X476    6,369    90,000   SH         DEFINED               90,000
PROSPERITY BANCSHARES INC     COM               743606105    1,738    50,000   SH         DEFINED               50,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4    5,170 4,647,000   PRN        DEFINED                             NONE
REINSURANCE GROUP AMER INC    COM NEW           759351604      960    21,000   SH         DEFINED               21,000
RESOURCE CAP CORP             COM               76120W302    1,581   278,300   SH         DEFINED              278,300
SANTANDER BANCORP             COM               802809103      711    56,277   SH         DEFINED               56,277
SEACOAST BKG CORP FLA         COM               811707306      116    86,988   SH         DEFINED               86,988
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605    2,348   170,000   SH   CALL  DEFINED              170,000
SIGNATURE BK NEW YORK N Y     COM               82669G104      456    12,000   SH         DEFINED               12,000
SLM CORP                      COM               78442P106    1,683   162,000   SH         DEFINED              162,000
SOLAR CAP LTD                 COM               83413U100    2,442   126,800   SH         DEFINED              126,800
SOUTH FINL GROUP INC          COM               837841105      123   450,000   SH         DEFINED              450,000
SOUTHERN NATL BANCORP OF VA   COM               843395104      919   125,700   SH         DEFINED              125,700
STATE STR CORP                COM               857477103    2,367    70,000   SH         DEFINED               70,000
STERLING BANKS INC            COM               85915B100      123    49,611   SH         DEFINED               49,611
SYNOVUS FINL CORP             UNIT 99/99/9999   87161C204      808    33,250   SH         DEFINED               33,250
TAYLOR CAP GROUP INC          COM               876851106    1,306   100,958   SH         DEFINED              100,958
TD AMERITRADE HLDG CORP       COM               87236Y108      306    20,000   SH         DEFINED               20,000
THL CR INC                    COM               872438106      132    11,497   SH         DEFINED               11,497
TWO HBRS INVT CORP            COM               90187B101    3,980   482,400   SH         DEFINED              482,400
US BANCORP DEL                COM NEW           902973304    1,620    72,500   SH         DEFINED               72,500
VISA INC                      COM CL A          92826C839    3,962    56,006   SH         DEFINED               56,006
WELLS FARGO & CO NEW          PERP PFD CNV A    949746804      546       586   SH         DEFINED                  586
WELLS FARGO & CO NEW          COM               949746101    3,200   125,000   SH         DEFINED              125,000
WEST COAST BANCORP ORE NEW    COM               952145100      373   146,410   SH         DEFINED              146,410
WESTFIELD FINANCIAL INC NEW   COM               96008P104      625    75,000   SH         DEFINED               75,000
WILMINGTON TRUST CORP         COM               971807102    2,606   235,000   SH         DEFINED              235,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115      166    23,700   SH         DEFINED               23,700
ZIONS BANCORPORATION          COM               989701107    1,079    50,000   SH         DEFINED               50,000